SUPPLEMENT DATED OCTOBER 28, 2022

TO THE UPDATING SUMMARY PROSPECTUS DATED MAY 2, 2022

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Fixed and Variable Deferred Annuity Contracts

Portfolio Director

Series 1.00 to 12.00

This supplement updates certain information in the most recent updating summary prospectus (the “Prospectus”). You should read this supplement in conjunction with your Prospectus and retain it for future reference. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectus. The Prospectus is revised as follows:

➣	Under the “Important Information You Should Consider About the Contract” section:

●	In the “Ongoing Fees and Expenses (annual charges)” section of the “FEES AND EXPENSES” table, the following changes are made:

o	The maximum fee shown for Investment Options is 1.24%.

o	The Highest Annual Cost is $5,346.

➣	The updates below apply to the Appendix A — Funds Available Under the Contract section:

●

The VALIC Company I Aggressive Growth Lifestyle Fund, Conservative Growth Lifestyle Fund, and Moderate Growth Lifestyle Fund each changed its sub-adviser from PineBridge Investments LLC (“PineBridge”) to J.P. Morgan Investment Management Inc. (“JPMIM”). Accordingly, all references to PineBridge are deleted and replaced with JPMIM.

●	There have been changes to the expense reimbursement or fee waiver arrangement to which some Funds are subject. These changes are reflected in the table below.

●	The current expenses information for the below Funds are deleted and replaced as follows:

Fund	Current Expenses	Platform Expenses	Current Expenses + Platform Expenses
American Beacon Bridgeway Large Cap Growth Fund[3,6]	1.12%	None	1.12%
Capital Appreciation Fund[2]	0.71%	None	0.71%
Dividend Value Fund[2,6]	0.68%	None	0.68%
Growth Fund[2,6]	0.61%	None	0.61%
Large Capital Growth Fund[2]	0.74%	None	0.74%
Nasdaq-100® Index Fund[2,6]	0.45%	None	0.45%
Systematic Core Fund[2,6]	0.63%	None	0.63%
Systematic Value Fund[2,6]	0.48%	None	0.48%
U.S. Socially Responsible Fund[2]	0.35%	None	0.35%
Mid Cap Strategic Growth Fund[2]	0.75%	None	0.75%
Mid Cap Value Fund[2]	0.79%	None	0.79%
Mid Cap Index Fund[2]	0.34%	None	0.34%
Small Cap Growth Fund[2,6]	0.89%	None	0.89%
Small Cap Index Fund[2,6]	0.36%	None	0.36%
Small Cap Special Values Fund[2]	0.87%	None	0.87%
Global Strategy Fund[2,6]	0.78%	None	0.78%
International Socially Responsible Fund[2]	0.64%	None	0.64%
Emerging Economies Fund[2]	0.93%	None	0.93%
International Equities Index Fund[2]	0.42%	None	0.42%
International Growth Fund[2,6]	0.85%	None	0.85%

International Opportunities Fund[2,6]	0.96%	None	0.96%
Science & Technology Fund[2,6]	0.91%	None	0.91%
Aggressive Growth Lifestyle Fund[2,6]	0.67%	None	0.67%
Asset Allocation Fund[2,6]	0.63%	None	0.63%
Conservative Growth Lifestyle Fund[2,6]	0.66%	None	0.66%
Dynamic Allocation Fund[2,6]	0.79%	None	0.79%
Moderate Growth Lifestyle Fund[2,6]	0.62%	None	0.62%
Core Bond Fund[2]	0.51%	None	0.51%
Government Securities Fund[2]	0.65%	None	0.65%
Inflation Protected Fund[2,6]	0.52%	None	0.52%
International Government Bond Fund[2]	0.69%	None	0.69%

2 A VALIC Company I Fund.

3 A Public Fund. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, the Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans (“Public Funds”) will not be available within your Contract.

6 This Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Fund prospectus for additional information.

As a result of the Fund expense changes, we have updated the cost examples in the Fee Tables section of the statutory prospectus.

You should read the Fund prospectus for more detailed information about the Fund. The Fund prospectus may be obtained by vising our website at https://www.aigrs.com/prospectus-and-reports/annuities or by calling us at 1-800-448-2542.

Please keep this supplement with your Prospectus.

SUPPLEMENT DATED OCTOBER 28, 2022

TO THE UPDATING SUMMARY PROSPECTUS DATED MAY 2, 2022

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Fixed and Variable Deferred Annuity Contracts

Portfolio Director

Series 1.20 to 13.20

This supplement updates certain information in the most recent updating summary prospectus (the “Prospectus”). You should read this supplement in conjunction with your Prospectus and retain it for future reference. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectus. The Prospectus is revised as follows:

➣	Under the “Important Information You Should Consider About the Contract” section:

●	In the “Ongoing Fees and Expenses (annual charges)” section of the “FEES AND EXPENSES” table, the following changes are made:

o	The maximum fee shown for Investment Options is 1.24%.

o	The Highest Annual Cost is $5,151.

➣	The updates below apply to the Appendix A — Funds Available Under the Contract section:

●

The VALIC Company I Aggressive Growth Lifestyle Fund, Conservative Growth Lifestyle Fund, and Moderate Growth Lifestyle Fund each changed its sub-adviser from PineBridge Investments LLC (“PineBridge”) to J.P. Morgan Investment Management Inc. (“JPMIM”). Accordingly, all references to PineBridge are deleted and replaced with JPMIM.

●	There have been changes to the expense reimbursement or fee waiver arrangement to which some Funds are subject. These changes are reflected in the table below.

●	The current expenses information for the below Funds are deleted and replaced as follows:

Fund	Current Expenses	Platform Expenses	Current Expenses + Platform Expenses
American Beacon Bridgeway Large Cap Growth Fund[3,6]	1.12%	None	1.12%
Capital Appreciation Fund[2]	0.71%	None	0.71%
Dividend Value Fund[2,6]	0.68%	None	0.68%
Growth Fund[2,6]	0.61%	None	0.61%
Large Capital Growth Fund[2]	0.74%	None	0.74%
Nasdaq-100® Index Fund[2,6]	0.45%	None	0.45%
Systematic Core Fund[2,6]	0.63%	None	0.63%
Systematic Value Fund[2,6]	0.48%	None	0.48%
U.S. Socially Responsible Fund[2]	0.35%	None	0.35%
Mid Cap Strategic Growth Fund[2]	0.75%	None	0.75%
Mid Cap Value Fund[2]	0.79%	None	0.79%
Mid Cap Index Fund[2]	0.34%	None	0.34%
Small Cap Growth Fund[2,6]	0.89%	None	0.89%
Small Cap Index Fund[2,6]	0.36%	None	0.36%
Small Cap Special Values Fund[2]	0.87%	None	0.87%
Global Strategy Fund[2,6]	0.78%	None	0.78%
International Socially Responsible Fund[2]	0.64%	None	0.64%
Emerging Economies Fund[2]	0.93%	None	0.93%
International Equities Index Fund[2]	0.42%	None	0.42%
International Growth Fund[2,6]	0.85%	None	0.85%
International Opportunities Fund[2,6]	0.96%	None	0.96%
Science & Technology Fund[2,6]	0.91%	None	0.91%

Aggressive Growth Lifestyle Fund[2,6]	0.67%	None	0.67%
Asset Allocation Fund[2,6]	0.63%	None	0.63%
Conservative Growth Lifestyle Fund[2,6]	0.66%	None	0.66%
Dynamic Allocation Fund[2,6]	0.79%	None	0.79%
Moderate Growth Lifestyle Fund[2,6]	0.62%	None	0.62%
Core Bond Fund[2]	0.51%	None	0.51%
Government Securities Fund[2]	0.65%	None	0.65%
Inflation Protected Fund[2,6]	0.52%	None	0.52%
International Government Bond Fund[2]	0.69%	None	0.69%

2 A VALIC Company I Fund.

3 A Public Fund. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, the Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans (“Public Funds”) will not be available within your Contract.

6 This Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Fund prospectus for additional information.

As a result of the Fund expense changes, we have updated the cost examples in the Fee Tables section of the statutory prospectus.

You should read the Fund prospectus for more detailed information about the Fund. The Fund prospectus may be obtained by vising our website at https://www.aigrs.com/prospectus-and-reports/annuities or by calling us at 1-800-448-2542.

Please keep this supplement with your Prospectus.

SUPPLEMENT DATED OCTOBER 28, 2022

TO THE UPDATING SUMMARY PROSPECTUS DATED MAY 2, 2022

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Fixed and Variable Deferred Annuity Contracts

Portfolio Director

Series 1.40 to 12.40

This supplement updates certain information in the most recent updating summary prospectus (the “Prospectus”). You should read this supplement in conjunction with your Prospectus and retain it for future reference. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectus. The Prospectus is revised as follows:

➣	Under the “Important Information You Should Consider About the Contract” section:

●	In the “Ongoing Fees and Expenses (annual charges)” section of the “FEES AND EXPENSES” table, the following changes are made:

o	The maximum fee shown for Investment Options is 1.24%.

o	The Highest Annual Cost is $4,956.

➣	The updates below apply to the Appendix A — Funds Available Under the Contract section:

●

The VALIC Company I Aggressive Growth Lifestyle Fund, Conservative Growth Lifestyle Fund, and Moderate Growth Lifestyle Fund each changed its sub-adviser from PineBridge Investments LLC (“PineBridge”) to J.P. Morgan Investment Management Inc. (“JPMIM”). Accordingly, all references to PineBridge are deleted and replaced with JPMIM.

●	There have been changes to the expense reimbursement or fee waiver arrangement to which some Funds are subject. These changes are reflected in the table below.

●	The current expenses information for the below Funds are deleted and replaced as follows:

Fund	Current Expenses	Platform Expenses	Current Expenses + Platform Expenses
American Beacon Bridgeway Large Cap Growth Fund[3,6]	1.12%	None	1.12%
Capital Appreciation Fund[2]	0.71%	None	0.71%
Dividend Value Fund[2,6]	0.68%	None	0.68%
Growth Fund[2,6]	0.61%	None	0.61%
Large Capital Growth Fund[2]	0.74%	None	0.74%
Nasdaq-100® Index Fund[2,6]	0.45%	None	0.45%
Systematic Core Fund[2,6]	0.63%	None	0.63%
Systematic Value Fund[2,6]	0.48%	None	0.48%
U.S. Socially Responsible Fund[2]	0.35%	None	0.35%
Mid Cap Strategic Growth Fund[2]	0.75%	None	0.75%
Mid Cap Value Fund[2]	0.79%	None	0.79%
Mid Cap Index Fund[2]	0.34%	None	0.34%
Small Cap Growth Fund[2,6]	0.89%	None	0.89%
Small Cap Index Fund[2,6]	0.36%	None	0.36%
Small Cap Special Values Fund[2]	0.87%	None	0.87%
Global Strategy Fund[2,6]	0.78%	None	0.78%
International Socially Responsible Fund[2]	0.64%	None	0.64%
Emerging Economies Fund[2]	0.93%	None	0.93%
International Equities Index Fund[2]	0.42%	None	0.42%
International Growth Fund[2,6]	0.85%	None	0.85%

International Opportunities Fund[2,6]	0.96%	None	0.96%
Science & Technology Fund[2,6]	0.91%	None	0.91%
Aggressive Growth Lifestyle Fund[2,6]	0.67%	None	0.67%
Asset Allocation Fund[2,6]	0.63%	None	0.63%
Conservative Growth Lifestyle Fund[2,6]	0.66%	None	0.66%
Dynamic Allocation Fund[2,6]	0.79%	None	0.79%
Moderate Growth Lifestyle Fund[2,6]	0.62%	None	0.62%
Core Bond Fund[2]	0.51%	None	0.51%
Government Securities Fund[2]	0.65%	None	0.65%
Inflation Protected Fund[2,6]	0.52%	None	0.52%
International Government Bond Fund[2]	0.69%	None	0.69%

2 A VALIC Company I Fund.

3 A Public Fund. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, the Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans (“Public Funds”) will not be available within your Contract.

6 This Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Fund prospectus for additional information.

As a result of the Fund expense changes, we have updated the cost examples in the Fee Tables section of the statutory prospectus.

You should read the Fund prospectus for more detailed information about the Fund. The Fund prospectus may be obtained by vising our website at https://www.aigrs.com/prospectus-and-reports/annuities or by calling us at 1-800-448-2542.

Please keep this supplement with your Prospectus.

SUPPLEMENT DATED OCTOBER 28, 2022

TO THE UPDATING SUMMARY PROSPECTUS DATED MAY 2, 2022

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Fixed and Variable Deferred Annuity Contracts

Portfolio Director

Series 1.60 to 12.60

This supplement updates certain information in the most recent updating summary prospectus (the “Prospectus”). You should read this supplement in conjunction with your Prospectus and retain it for future reference. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectus. The Prospectus is revised as follows:

➣	Under the “Important Information You Should Consider About the Contract” section:

●	In the “Ongoing Fees and Expenses (annual charges)” section of the “FEES AND EXPENSES” table, the following changes are made:

o	The maximum fee shown for Investment Options is 1.24%.

o	The Highest Annual Cost is $1,682.

➣	The updates below apply to the Appendix A — Funds Available Under the Contract section:

●

The VALIC Company I Aggressive Growth Lifestyle Fund, Conservative Growth Lifestyle Fund, and Moderate Growth Lifestyle Fund each changed its sub-adviser from PineBridge Investments LLC (“PineBridge”) to J.P. Morgan Investment Management Inc. (“JPMIM”). Accordingly, all references to PineBridge are deleted and replaced with JPMIM.

●	There have been changes to the expense reimbursement or fee waiver arrangement to which some Funds are subject. These changes are reflected in the table below.

●	The current expenses information for the below Funds are deleted and replaced as follows:

Fund	Current Expenses	Platform Expenses	Current Expenses + Platform Expenses
American Beacon Bridgeway Large Cap Growth Fund[3,6]	1.12%	None	1.12%
Capital Appreciation Fund[2]	0.71%	None	0.71%
Dividend Value Fund[2,6]	0.68%	None	0.68%
Growth Fund[2,6]	0.61%	None	0.61%
Large Capital Growth Fund[2]	0.74%	None	0.74%
Nasdaq-100® Index Fund[2,6]	0.45%	None	0.45%
Systematic Core Fund[2,6]	0.63%	None	0.63%
Systematic Value Fund[2,6]	0.48%	None	0.48%
U.S. Socially Responsible Fund[2]	0.35%	None	0.35%
Mid Cap Strategic Growth Fund[2]	0.75%	None	0.75%
Mid Cap Value Fund[2]	0.79%	None	0.79%
Mid Cap Index Fund[2]	0.34%	None	0.34%
Small Cap Growth Fund[2,6]	0.89%	None	0.89%
Small Cap Index Fund[2,6]	0.36%	None	0.36%
Small Cap Special Values Fund[2]	0.87%	None	0.87%

Global Strategy Fund[2,6]	0.78%	None	0.78%
International Socially Responsible Fund[2]	0.64%	None	0.64%
Emerging Economies Fund[2]	0.93%	None	0.93%
International Equities Index Fund[2]	0.42%	None	0.42%
International Growth Fund[2,6]	0.85%	None	0.85%
International Opportunities Fund[2,6]	0.96%	None	0.96%
Science & Technology Fund[2,6]	0.91%	None	0.91%
Aggressive Growth Lifestyle Fund[2,6]	0.67%	None	0.67%
Asset Allocation Fund[2,6]	0.63%	None	0.63%
Conservative Growth Lifestyle Fund[2,6]	0.66%	None	0.66%
Dynamic Allocation Fund[2,6]	0.79%	None	0.79%
Moderate Growth Lifestyle Fund[2,6]	0.62%	None	0.62%
Core Bond Fund[2]	0.51%	None	0.51%
Government Securities Fund[2]	0.65%	None	0.65%
Inflation Protected Fund[2,6]	0.52%	None	0.52%
International Government Bond Fund[2]	0.69%	None	0.69%

2 A VALIC Company I Fund.

3 A Public Fund. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, the Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans (“Public Funds”) will not be available within your Contract.

6 This Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Fund prospectus for additional information.

As a result of the Fund expense changes, we have updated the cost examples in the Fee Tables section of the statutory prospectus.

You should read the Fund prospectus for more detailed information about the Fund. The Fund prospectus may be obtained by vising our website at https://www.aigrs.com/prospectus-and-reports/annuities or by calling us at 1-800-448-2542.

Please keep this supplement with your Prospectus.